-----------------------------------
                                                   OMB APPROVAL
                                        -----------------------------------
                                        OMB Number:           3235-0006
                                        Expires:      December 31, 2009
                                        Estimated average burden
                                        hours per response..........22.6
                                        -----------------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     June 30, 2009

Check here if Amendment [  ]; Amendment Number:
                                                 ------------------
         This Amendment (Check only one.):   [  ] is a restatement.
                                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          MHR Fund Management LLC
Address:       c/o Akin, Gump, Strauss, Hauer, & Feld, L.L.P
               One Bryant Park
               New York, NY 10036

Form 13F File Number:   28-10786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Hal Goldstein
Title:      Vice President

Signature, Place, and Date of Signing:

 /s/ Hal Goldstein                New York, New York          August 11, 2009
---------------------------    ------------------------      -----------------
        [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).) FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                       0
                                                                -----------

Form 13F Information Table Entry Total:                                 19
                                                                -----------

Form 13F Information Table Value Total:                         $1,527,814
                                                                -----------
                                                                (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE


                                                      MHR Fund Management LLC
                                                     Form 13F Information Table
                                                    Quarter ended June 30, 2009


                                                                                             Investment Discretion  Voting Authority

                                                          Fair Market     Shares/
                                   Title of      Cusip       Value         PRN      SH/  Put/         Shared  Shared
Issuer                              Class        Number    (X 1000S)      Amount    PRN  Call   Sole  Defined Other Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
China Cablecom Holdings,
Ltd. WTS $5 4/10/10                 WTS         G21176113    $28           250,000  SH          250,000            250,000
------------------------------------------------------------------------------------------------------------------------------------
Dynavax Technologies Corp.          Common      268158102    $1,290      1,000,000  SH        1,000,000          1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Image Entertainment, Inc.           Common New  452439201    $654          667,544  SH          667,544            667,544
------------------------------------------------------------------------------------------------------------------------------------
Ista Pharmaceuticals, Inc.          Common New  45031X204    $2,339        556,915  SH          556,915            556,915
------------------------------------------------------------------------------------------------------------------------------------
Javelin Pharmaceuticals, Inc.       Common      471894105    $1,490      1,211,111  SH        1,211,111          1,211,111
------------------------------------------------------------------------------------------------------------------------------------
Key Energy Services, Inc.           Common      492914106    $112,692   19,564,500  SH       19,564,500         19,564,500
------------------------------------------------------------------------------------------------------------------------------------
L-1 Identity Solutions              Common      50212A106    $37,610     4,859,112  SH        4,859,112          4,859,112
------------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International
Inc.                                Common New  521863308    $511,662   15,537,869  SH       15,537,869         15,537,869
------------------------------------------------------------------------------------------------------------------------------------
Lions Gate Entertainment Corp       Common New  535919203    $129,726   23,165,278  SH       23,165,278         23,165,278
------------------------------------------------------------------------------------------------------------------------------------
Loral Space and Communications,
Inc.                                Common      543881106    $209,022    8,117,350  SH        8,117,350          8,117,350
------------------------------------------------------------------------------------------------------------------------------------
M&F Worldwide Corp.                 Common      552541104    $16,548       827,400  SH          827,400            827,400
------------------------------------------------------------------------------------------------------------------------------------
Medical Nutrition USA, Inc.         Common      58461X107    $4,052      1,986,133  SH        1,986,133          1,986,133
------------------------------------------------------------------------------------------------------------------------------------
MetroPCS Communications, Inc.       Common      591708102    $170,636   12,820,109  SH       12,820,109         12,820,109
------------------------------------------------------------------------------------------------------------------------------------
Novadel Pharma Inc.                 Common      66986X106    $295          952,380  SH          952,380            952,380
------------------------------------------------------------------------------------------------------------------------------------
Omega Navigation Enterprises,
Inc.                                Class A     Y6476R105    $5,161      1,358,100  SH        1,358,100          1,358,100
------------------------------------------------------------------------------------------------------------------------------------
Penwest Pharmaceuticals Co.         Common      709754105    $609          213,793  SH          213,793            213,793
------------------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.           Common      74153Q102    $321,570   12,832,000  SH       12,832,000         12,832,000
------------------------------------------------------------------------------------------------------------------------------------
Rand Logistics Inc.                 Common      752182105    $1,548        462,196  SH          462,196            462,196
------------------------------------------------------------------------------------------------------------------------------------
                                    Sponsored
TIM Participacoes SA - ADR          ADR Pfd     88706P106    $882           50,600  SH           50,600             50,600
------------------------------------------------------------------------------------------------------------------------------------

Total Market Value (in thousands)                            $1,527,814

